Right-of-use assets	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Right-of-use assets
14.	Right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2019	2,783,313	53,262	2,836,575
Additions & modifications	1,550,957	61,176	1,612,133
Foreign Exchange on Translation	19,731	(629)	19,102

At October 31, 2020	4,354,001	113,809	4,467,810
Additions & modifications	24,467,955	19,960	24,487,915

At October 31, 2021	28,821,956	133,769	28,955,725

Accumulated depreciation
At October 31, 2019	—	—	—
Depreciation	(584,343)	(16,391)	(600,734)
Foreign Exchange on Translation	(7,810)	(178)	(7,988)

At October 31, 2020	(592,153)	(16,569)	(608,722)
Depreciation	(1,302,026)	(35,217)	(1,337,243)

At October 31, 2021	(1,894,179)	(51,786)	(1,945,965)

Carrying amounts
At October 31, 2019	2,783,313	53,262	2,836,575
At October 31, 2020	3,761,848	97,240	3,859,088
At October 31, 2021	26,927,777	81,983	27,009,760

The weighted average lease term is five years.